Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table summarizes the results of operations classified as discontinued operations, net of taxes, in the Consolidated Statements of Income for the years ended December 31, 2023, 2022, and 2021.

	Year Ended December 31,
(In millions)	2023	2022	2021
Revenue	$344.1	$575.7	$467.5
Operating expenses:
Cost of sales	285.3	478.8	381.8
Selling, general and administrative expense	45.3	52.1	50.2

Operating income	13.5	44.8	35.5
Interest expense	2.0	1.6	1.3
Gain on sale of AeroTech	557.2	—	—

Income from discontinued operations before income taxes	568.7	43.2	34.2
Income tax provision	115.4	9.6	7.6

Income from discontinued operations, net of taxes	$453.3	$33.6	$26.6

In accordance with ASC
205-20,
Allocation of Interest to Discontinued Operations, the Company elected to allocate interest expense to discontinued operations for the Company’s debt that is not directly attributed to the AeroTech business. Interest expense was allocated based on a ratio of net assets of discontinued operations to the sum of consolidated net assets and consolidated debt.

The following table provides a reconciliation of the carrying amounts of the major classes of assets and liabilities which are included in assets and liabilities of discontinued operations in the accompanying Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively:

(In millions)	December 31, 2022	December 31, 2021
Assets:
Cash and cash equivalents	$1.4	$1.9
Trade receivables, net of allowances	98.5	73.9
Contract assets	24.5	25.5
Inventories	116.1	93.9
Other current assets	9.0	6.2

Total current assets of discontinued operations	$249.5	$201.4

Property, plant and equipment, net of accumulated depreciation of $40.4 and $42.5, respectively	$24.5	$27.2
Goodwill	37.7	38.1
Intangible assets, net	15.3	17.7
Other assets	8.3	7.2

Total non-current assets of discontinued operations	$85.8	$90.2

Liabilities:
Accounts payable	$66.4	$49.5
Advance and progress payments	20.9	21.6
Other current liabilities	30.5	27.6

Total current liabilities of discontinued operations	$117.8	$98.7

Total non-current liabilities of discontinued operations	$11.1	$11.8